Other (Expense) Income, Net - Schedule of Other (Expense) Income, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Schedule of Other (Expense) Income, Net [Abstract]
Foreign exchange (loss) gain	$ 151,568	$ (239,574)
Government grant income	96,154
Total	$ 247,722	$ (239,574)